Segment information - Narrative (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022 business_group	Dec. 31, 2022 divisions
Disclosure of operating segments [abstract]
Number of business groups | business_group	5
Number of divisions included in cash generating units | divisions		3